Empower Lifetime 2015 Fund Expense Example - Empower Lifetime 2015 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	550
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	973
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,091